CENTER COAST MLP FOCUS FUND
CENTER COAST MLP FOCUS FUND

CENTER COAST MLP FOCUS FUND

A series of the Investment Managers Series Trust

Supplement Dated May 16, 2012

To the Prospectus Dated March 31, 2012

Please file this Supplement with your records.

The following replaces footnote 4 to the Annual Fund Operating Expenses table in the section entitled “Fees and Expenses” on page 1 of the Statutory Prospectus:

[4]	Deferred income tax expense represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio, offset by the net tax effect of the investment loss of the Fund and the realized gains on investments. Additional information on the Fund’s deferred income tax expense can be found in the section entitled “More About the Fund’s Investment Strategies and Risks.”